Offerings - Offering: 1	Apr. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	6,804,463
Proposed Maximum Offering Price per Unit	14.805
Maximum Aggregate Offering Price	$ 100,740,074.72
Fee Rate	0.01531%
Amount of Registration Fee	$ 15,423.31
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock ("Common Stock") of Immunovant, Inc. (the "Registrant") that become issuable under the Registrant's 2019 Equity Incentive Plan (the "2019 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase to the number of outstanding shares of the Registrant's Common Stock, as applicable. The proposed maximum offering price per share was estimated in accordance with Rule 457(h) and Rule 457(c) solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Common Stock as reported on the Nasdaq Global Select Market on April 25, 2025. The amount of shares to be registered represents an automatic annual increase equal to 4% of the of the total number of shares of Common Stock outstanding on March 31, 2025 to the aggregate number of shares of Common Stock reserved for issuance under the 2019 Plan, pursuant to the terms of the 2019 Plan.